                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153

Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York    10/31/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $19,769
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER      OF CLASS       NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------      --------       ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


ADELPHIA COMMUNI-
  CATIONS CORP         COMMON      006848105      851     38355    SH         SOLE         1          38355   0    0
AOL TIME WARNER        COMMON      00184A105     2135     64500    SH         SOLE         1          64500   0    0
ASCENTIAL SOFTWARE
  CORP COM             COMMON      04362P108      165     50000    SH         SOLE         1          50000   0    0
AT&T CORP COM          COMMON      001957109      496     25689    SH         SOLE         1          25689   0    0
AT&T WIRELESS
  SERVICES INC         COMMON      00209A106      870     58266    SH         SOLE         1          58266   0    0
CABLEVISION NY GROUP
  CLASS A              COMMON      12686C109      819     20000    SH         SOLE         1          20000   0    0
CHARTER COM INC.
  CLASS A COM S        COMMON      16117M107      310     25000    SH         SOLE         1          25000   0    0
CISCO SYS INC COM      COMMON      17275R102      274     22500    SH         SOLE         1          22500   0    0
COMCAST CORP CL A
  SPECIAL              COMMON      200300200      359     10000    SH         SOLE         1          10000   0    0
ECHOSTAR COMMUNI-
  CATIONS CORP         COMMON      278762109      158      6800    SH         SOLE         1           6800   0    0
EDISON INTERNATIONAL
  USD4.166             COMMON      281020107      132     10000    SH         SOLE         1          10000   0    0
FOX ENTERTAINMENT
  GROUP INC CL         COMMON      35138T107      812     42500    SH         SOLE         1          42500   0    0
GENERAL MOTORS CLASS
  H COM                COMMON      370442832      133     10000    SH         SOLE         1          10000   0    0
INTEL CORP COM         COMMON      458140100      307     15000    SH         SOLE         1          15000   0    0
LIBERTY MEDIA CORP
  NEW                  COMMON      530718105     2804    220792    SH         SOLE         1         220792   0    0
MCLEODUSA INC CL A
  COM                  COMMON      582266102       31     40000    SH         SOLE         1          40000   0    0
MICROSOFT CORP COM     COMMON      594918104     1023     20000    SH         SOLE         1          20000   0    0
MILLICOM INTL CELLULAR
  S A COM              COMMON      L6388F102      338     31900    SH         SOLE         1          31900   0    0
NEWS CORP LTD SPONS
  ADR REPSTG           ADRS S      652487802     1065     50000    SH         SOLE         1          50000   0    0
NEXTEL COMMUNICATIONS
  INC                  COMMON      65332V103      562     65000    SH         SOLE         1          65000   0    0
NTL INCORPORATED COM   COMMON      629407107       93     30000    SH         SOLE         1          30000   0    0
ORACLE CORPORATION


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  U SD.01 COM          COMMON      68389X105      629     50000    SH         SOLE         1          50000   0    0
PAXSON COMMUNICATIONS
  CORP                 COMMON      704231109      216     30000    SH         SOLE         1          30000   0    0
PRIMEDIA INC COM STK   COMMON      74157K101      176     75000    SH         SOLE         1          75000   0    0
SINCLAIR BROADCAST
  GROUP INC C          COMMON      829226109      290     36000    SH         SOLE         1          36000   0    0
SPRINT CORP (PCS
  GROUP)               COMMON      852061506      657     25000    SH         SOLE         1          25000   0    0
TELECOM HLDRS  US
  ETFS                 US ETF'S-
                       US TR       87927P200      275      5500    SH         SOLE         1           5500   0    0
TELEWEST  COMMUNI-
  CATIONS PLC          ADRS S      87956P105       49     10000    SH         SOLE         1          10000   0    0
TIME WARNER TELECOM
  INC COM              COMMON      887319101       73     10000    SH         SOLE         1          10000   0    0
VIACOM INC CL B COM    COMMON      925524308      776     22500    SH         SOLE         1          22500   0    0
VIVENDI SPONSORED ADR  ADRS S      92851S204      464     10000    SH         SOLE         1          10000   0    0
VODAFONE GROUP PLC
  ADR                  ADRS S      92857W100     2427    110500    SH         SOLE         1         110500   0    0
                             Total            $19,769
































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